Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TrimTabs ETF Trust
Entity Central Index Key	0001604813
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
FCF US Quality ETF
Shareholder Report [Line Items]
Fund Name	FCF US Quality ETF
Class Name	FCF US Quality ETF
Trading Symbol	TTAC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FCF US Quality ETF for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fcf-funds.com/ttac/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes certain planned changes to the Fund.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fcf-funds.com/ttac/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FCF US Quality ETF	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 16.29% (NAV) and 16.48% (Market) and its benchmark returned 21.07%.   On a benchmark relative basis, the best active contributors were Consumer Discretionary and Mid Growth stocks.   The main active detractors were Information Technology and Large Growth stocks. TTAC owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2024, the cash flow return for TTAC was 5.51% compared to 3.37% for R3000.

Top Contributors
↑	Alphabet, Inc. - Class A

Top Detractors
↓	Fortinet, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/27/2016)
FCF US Quality ETF NAV	16.29	13.57	14.42
FCF US Quality ETF Market	16.48	13.52	14.43
Russell 3000 Total Return	21.07	14.23	14.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fcf-funds.com/ttac/ for more recent performance information. Visit https://www.fcf-funds.com/ttac/ for more recent performance information.
Net Assets	$ 412,962,077
Holdings Count | $ / shares	151
Advisory Fees Paid, Amount	$ 1,891,079
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$412,962,077
Number of Holdings	151
Net Advisory Fee	$1,891,079
Portfolio Turnover	70%
30-Day SEC Yield	0.88%
30-Day SEC Yield Unsubsidized	0.88%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Apple, Inc.	6.2%
Mount Vernon Liquid Assets Portfolio, LLC	5.1%
AbbVie, Inc.	2.7%
Meta Platforms, Inc.	2.4%
Home Depot, Inc.	2.3%
Merck & Co., Inc.	2.0%
QUALCOMM, Inc.	2.0%
American Express Co.	1.7%
Adobe, Inc.	1.5%
International Business Machines Corp.	1.5%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.fcf-funds.com/ttac/ or upon request at 1-800-617-0004.
Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fcf-funds.com/ttac/
FCF International Quality ETF
Shareholder Report [Line Items]
Fund Name	FCF International Quality ETF
Class Name	FCF International Quality ETF
Trading Symbol	TTAI
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FCF International Quality ETF for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fcf-funds.com/ttai/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes certain planned changes to the Fund.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fcf-funds.com/ttai/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FCF International Quality ETF	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund returned 9.00% (NAV) and 8.78% (Market) and its benchmark returned 9.75%.   On a benchmark relative basis, the main active contributors were Information Techology stocks, Large Growth stocks and exposure to Canada; and the main active detractors were Financials stocks, Large Blend stocks, and exposure to Austriasia.   TTAI owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2024, the weighted average return on assets was 12.80%, compared to benchmark’s 6.20%; and cash flow return for TTAI was 8.28% compared to the benchmark’s -5.44%.

Top Contributors
↑	Novo Nordisk A/S - Class B

Top Detractors
↓	Burbery Group PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
FCF International Quality ETF NAV	9.00	6.34	5.19
FCF International Quality ETF Market	8.78	6.47	5.21
MSCI AC WORLD INDEX ex USA Net (USD)	9.75	6.29	5.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fcf-funds.com/ttai/ for more recent performance information. Visit https://www.fcf-funds.com/ttai/ for more recent performance information.
Net Assets	$ 60,455,154
Holdings Count | $ / shares	150
Advisory Fees Paid, Amount	$ 348,796
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$60,455,154
Number of Holdings	150
Net Advisory Fee	$348,796
Portfolio Turnover	55%
30-Day SEC Yield	2.18%
30-Day SEC Yield Unsubsidized	2.18%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Novo Nordisk AS - Class B	5.0%
Roche Holding AG	2.9%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%
BHP Group Ltd.	2.2%
RELX PLC	2.2%
Accenture PLC	2.1%
PDD Holdings, Inc.	2.1%
Novartis AG	2.1%
Constellation Software, Inc.	1.8%
Wolters Kluwer NV	1.6%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.fcf-funds.com/ttai/ or upon request at 1-800-617-0004.
Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fcf-funds.com/ttai/
Donoghue Forlines Tactical High Yield ETF
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Tactical High Yield ETF
Class Name	Donoghue Forlines Tactical High Yield ETF
Trading Symbol	DFHY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Donoghue Forlines Tactical High Yield ETF for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fcf-funds.com/dfhy/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes certain planned changes to the Fund.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fcf-funds.com/dfhy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Donoghue Forlines Tactical High Yield ETF	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund was up 7.39% (NAV) and 7.46% (Market) and its benchmark was up 5.10%.   During the reporting period, bond markets began to recover from their steep drawdown in 2022.   DFHY is a fund of funds that tactically allocates exposure to high yield bond ETFs or intermediate term treasury bond ETFs on a daily buy-sell signal.   The Fund’s underlying index experienced seven risk mitigations signals for the 1-year period ended July 31, 2024.   While performance varied for each, the Fund underperformed high yield asset class during the totality of the signal periods.   However, the Fund benefited from being fully invested the majority of the period in the high yield market against the aggregate benchmark.

Top Contributors
↑	iShares Broad USD High Yield Corp. Bd ETF

Top Detractors
↓	VanEck Fallen Angel HiYld Bd ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/07/2020)
Donoghue Forlines Tactical High Yield ETF NAV	7.39	-0.61
Donoghue Forlines Tactical High Yield ETF Market	7.46	-0.58
Bloomberg US Aggregate Bond Index	5.10	-2.20
FCF Tactical High Yield Index	6.24	-1.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fcf-funds.com/dfhy/ for more recent performance information. Visit https://www.fcf-funds.com/dfhy/ for more recent performance information.
Net Assets	$ 30,292,766
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 215,499
Investment Company Portfolio Turnover	662.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$30,292,766
Number of Holdings	10
Net Advisory Fee	$215,499
Portfolio Turnover	662%
30-Day SEC Yield	5.98%
30-Day SEC Yield Unsubsidized	5.98%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
SPDR Bloomberg High Yield Bond ETF	19.6%
iShares Broad USD High Yield Corporate Bond ETF	19.2%
Mount Vernon Liquid Assets Portfolio, LLC	18.9%
iShares iBoxx $ High Yield Corporate Bond ETF	16.3%
iShares 0-5 Year High Yield Corporate Bond ETF	9.2%
Xtrackers USD High Yield Corporate Bond ETF	9.1%
SPDR Portfolio High Yield Bond ETF	7.0%
SPDR Bloomberg Short-Term High Yield Bond ETF	6.8%
iShares Fallen Angels USD Bond ETF	6.5%
VanEck Fallen Angel High Yield Bond ETF	6.1%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.fcf-funds.com/dfhy/ or upon request at 1-800-617-0004.
Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fcf-funds.com/dfhy/
Donoghue Forlines Innovation ETF
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Innovation ETF
Class Name	Donoghue Forlines Innovation ETF
Trading Symbol	DFNV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Donoghue Forlines Innovation ETF for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fcf-funds.com/dfnv/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred during the reporting period and certain planned changes to the Fund.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fcf-funds.com/dfnv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Donoghue Forlines Innovation ETF	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund was up 18.76% (NAV) and 18.95% (Market) and its style-specific benchmark was up 26.94%.   The primary factor for the Fund’s underperformance relative to its benchmark was the size factor, with a small number of stocks in market cap indices attributing the most to their performance.   DFNV owns a portfolio of high-quality innovative stocks selected by our proprietary free cash flow algorithm.   Growth and innovation stocks outperformed the market.   The largest contributors to performance were Information Technology and Communication Services stock.   The largest detractors were Consumer Discretionary and Utilities stocks.

Top Contributors
↑	Nvidia Corp.

Top Detractors
↓	Uber Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/07/2020)
Donoghue Forlines Innovation ETF NAV	18.76	8.51
Donoghue Forlines Innovation ETF Market	18.95	8.53
S&P 500 TR	22.15	13.40
Russell 1000 Growth Total Return	26.94	13.21
FCF US Quality Innovation Index	19.07	10.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fcf-funds.com/dfnv/ for more recent performance information. Visit https://www.fcf-funds.com/dfnv/ for more recent performance information.
Net Assets	$ 44,909,630
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 287,410
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$44,909,630
Number of Holdings	101
Net Advisory Fee	$287,410
Portfolio Turnover	86%
30-Day SEC Yield	0.19%
30-Day SEC Yield Unsubsidized	0.19%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Apple, Inc.	8.0%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc.	4.6%
Broadcom, Inc.	4.1%
AbbVie, Inc.	3.0%
Oracle Corp.	2.8%
Adobe, Inc.	2.8%
Merck & Co., Inc.	2.5%
ServiceNow, Inc.	2.3%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain changes and planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at  https://www.fcf-funds.com/dfnv/ or upon request at 1-800-617-0004.
Changes to the Fund’s Principal Investment Strategies
On November 7, 2023, the FCF Risk Managed Quality Innovation Index, which is the Fund’s underlying index, and therefore the Fund, implemented a change to its rules-based methodology to remove the downside protection model. Accordingly, the Fund is 100% invested in a portfolio of high-quality innovative stocks moving forward.
Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fcf-funds.com/dfnv/
Donoghue Forlines Yield Enhanced Real Asset ETF
Shareholder Report [Line Items]
Fund Name	Donoghue Forlines Yield Enhanced Real Asset ETF
Class Name	Donoghue Forlines Yield Enhanced Real Asset ETF
Trading Symbol	DFRA
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Donoghue Forlines Yield Enhanced Real Asset ETF for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fcf-funds.com/dfra/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report also describes certain planned changes to the Fund.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fcf-funds.com/dfra/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Donoghue Forlines Yield Enhanced Real Asset ETF	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, the Fund was up 15.86% (NAV) and 16.15% (Market) and its style-specific benchmark was up 6.58%.   The Fund’s outperformance of its style-specific benchmark can be attributed to stock selection and sector composition.   DFRA owns a portfolio of high-quality real asset stocks selected by our proprietary free cash flow algorithm.   Real Assets underperformed the broad market during the time period.   The largest contributors to performance were Consumer Staples and Industrials stocks.   The largest detractors were Healthcare and Consumer Discretionary stocks.

Top Contributors
↑	3M Co.

Top Detractors
↓	Woodside Energy Group Ltd. - ADR

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2021)
Donoghue Forlines Yield Enhanced Real Asset ETF NAV	15.86	15.37
Donoghue Forlines Yield Enhanced Real Asset ETF Market	16.15	15.35
S&P 500 TR	22.15	8.28
S&P Real Assets Equity Index (Net TR)	6.58	0.88
FCF Yield Enhanced Real Asset Index	15.44	14.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.fcf-funds.com/dfra/ for more recent performance information. Visit https://www.fcf-funds.com/dfra/ for more recent performance information.
Net Assets	$ 44,675,478
Holdings Count | $ / shares	75
Advisory Fees Paid, Amount	$ 304,908
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$44,675,478
Number of Holdings	75
Net Advisory Fee	$304,908
Portfolio Turnover	84%
30-Day SEC Yield	3.86%
30-Day SEC Yield Unsubsidized	3.86%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	22.9%
Petroleo Brasileiro SA	3.5%
Exxon Mobil Corp.	2.8%
Shell PLC	2.6%
3M Co.	2.5%
BHP Group Ltd.	2.3%
Chevron Corp.	2.3%
TotalEnergies SE	2.1%
BP PLC	2.0%
Energy Transfer LP	1.9%

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
This is a summary of certain planned changes to the Fund since August 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2024, at https://www.fcf-funds.com/dfra/ or upon request at 1-800-617-0004.
Changes to the Fund’s Investment Adviser
On August 7, 2024, Abacus Life, Inc., a pioneering alternative asset manager specializing in longevity and actuarial technology, announced a definitive agreement to acquire FCF Advisors LLC, the investment adviser for the Fund. The transaction is expected to close in the fourth quarter of 2024.

Updated Prospectus Phone Number	1-800-617-0004
Updated Prospectus Web Address	https://www.fcf-funds.com/dfra/